Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2017
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 11: -	SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, “Segment Reporting”. The Company operates in one reportable segment (see also Note 1 for a brief description of the Company’s business).

b.	The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015 and long-lived assets as of December 31, 2017 and 2016:

1.	Revenues from sales to unaffiliated customers:

	Year ended December 31,
	2017	2016	2015

North America	$25,157	$19,167	$1,018
Europe	778	946	1,204
Asia (excluding Philippines)	374	355	576
Philippines	4,501	4,959	8,071
South America (excluding Brazil)	883	785	2,456
Brazil	1,783	2,496	3,487
Other (including Israel)	3,757	802	1,861

	$37,233	$29,510	$18,673

Total revenues are attributed to geographic areas based on the location of the end-customer.

In 2017, 2016 and 2015, the amount of export revenues represented 90%, 98% and 93% of the Company’s total revenues.

2.	Property and equipment, net, by geographic areas:

	Year ended December 31,
	2017	2016

Israel	$1,781	$1,422
Other	143	94

	$1,924	$1,516

3.	Major customer data as a percentage of total revenues:

In 2017, the Company had two customers in the United States and the Philippines that amounted 66% and 12%, respectively, of the total consolidated revenues. In 2016, the Company had two customers in the United States and the Philippines that amounted 62% and 17%, respectively, of the total consolidated revenues. In 2015, the Company had two customers in the Philippines and Brazil that amounted to 43% and 14%, respectively, of the total consolidated revenues.

c.	Financial income (expenses), net:

	Years ended December 31,
	2017	2016	2015

Financial Income:
Interest income	$572	$489	$229
Foreign currency exchange gain	215	424	36

	787	913	265

Financial expenses:
Bank charges	(58)	(23)	(23)
Foreign currency exchange loss	(340)	(74)	(675)

	(398)	(97)	(698)

	$389	$816	$(433)

d.	Net income (loss) per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2017	2016	2015
Numerator:

Numerator for basic net income (loss) per Ordinary Share	$2,901	$1,915	$(923)

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	-	-	-

Numerator for dilutive net income (loss) per Ordinary Share	$2,901	$1,915	$(923)

Denominator:

Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	12,039,176	10,406,897	8,572,681

Effect of dilutive securities:
Options and warrants issued to grantees and investors, respectively	312,390	372,650	-

Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	12,351,566	10,779,547	8,572,681